Segment Information - Schedule of Segment Information (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) SEGMENT Segment	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Revenues	$ 3,195.5	$ 2,986.4	$ 3,083.8
Segment direct operating expenses	2,193.5	1,886.1	2,208.0
Segment distribution and marketing	395.9	462.3	304.2
Gross contribution	606.1	638.0	571.6
Segment general and administration	162.0	171.8	161.7
Segment profit	$ 444.1	466.2	409.9
Number of reportable business segments | Segment	2
LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	$ 3,947.9	4,016.9	3,854.8
Segment direct operating expenses	2,333.7	2,187.4	2,314.7
Gross contribution	(838.1)	(918.9)	(739.1)
Segment general and administration	248.2	265.2	258.1
Segment profit	$ 589.9	653.7	481.0
Number of reportable business segments | SEGMENT	3
Motion Picture
Segment Reporting Information [Line Items]
Revenues	$ 1,589.7	1,656.3	1,323.7
Segment direct operating expenses	824.2	796.0	666.5
Segment distribution and marketing	357.8	427.0	270.9
Gross contribution	407.7	433.3	386.3
Segment general and administration	100.1	113.9	109.8
Segment profit	307.6	319.4	276.5
Television Production
Segment Reporting Information [Line Items]
Revenues	1,605.8	1,330.1	1,760.1
Segment direct operating expenses	1,369.3	1,090.1	1,541.5
Segment distribution and marketing	38.1	35.3	33.3
Gross contribution	198.4	204.7	185.3
Segment general and administration	61.9	57.9	51.9
Segment profit	136.5	146.8	133.4
Reportable Segments
Segment Reporting Information [Line Items]
Segment profit	444.1	466.2	409.9
Reportable Segments | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Segment distribution and marketing	776.1	910.6	801.0
Segment general and administration	248.2	265.2	258.1
Segment profit	589.9	653.7	481.0
Reportable Segments | Motion Picture
Segment Reporting Information [Line Items]
Revenues	1,589.7	1,656.3	1,323.7
Reportable Segments | Motion Picture | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	1,589.7	1,656.3	1,323.7
Segment direct operating expenses	824.2	796.0	666.5
Segment distribution and marketing	(357.8)	(427.0)	(270.9)
Gross contribution	407.7	433.3	386.3
Segment general and administration	100.1	113.9	109.8
Segment profit	307.6	319.4	276.5
Reportable Segments | Studio Business | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	3,195.5	2,986.4	3,083.8
Segment direct operating expenses	2,193.5	1,886.1	2,208.0
Segment distribution and marketing	(395.9)	(462.3)	(304.2)
Gross contribution	606.1	638.0	571.6
Segment general and administration	162.0	171.8	161.7
Segment profit	444.1	466.2	409.9
Reportable Segments | Media Networks | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	1,372.1	1,576.4	1,546.5
Segment direct operating expenses	702.1	795.5	846.8
Segment distribution and marketing	381.0	451.1	496.5
Gross contribution	289.0	329.8	203.2
Segment general and administration	86.2	93.4	96.4
Segment profit	202.8	236.4	106.8
Reportable Segments | Television Production
Segment Reporting Information [Line Items]
Revenues	1,605.8	1,330.1	1,760.1
Reportable Segments | Television Production | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	1,605.8	1,330.1	1,760.1
Segment direct operating expenses	1,369.3	1,090.1	1,541.5
Segment distribution and marketing	(38.1)	(35.3)	(33.3)
Gross contribution	198.4	204.7	185.3
Segment general and administration	61.9	57.9	51.9
Segment profit	136.5	146.8	133.4
Intersegment Eliminations | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	619.7	545.9	775.5
Segment direct operating expenses	(561.9)	(494.2)	(740.1)
Segment distribution and marketing	(0.8)	(2.8)	0.3
Gross contribution	(57.0)	(48.9)	(35.7)
Segment profit	(57.0)	(48.9)	(35.7)
Intersegment Eliminations | Motion Picture | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	203.3	128.2	44.2
Intersegment Eliminations | Studio Business | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	619.7	545.9	775.5
Intersegment Eliminations | Media Networks | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	0.0	0.0	0.0
Intersegment Eliminations | Television Production | LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting Information [Line Items]
Revenues	416.4	417.7	731.3
Intersegment Eliminations | International Segments
Segment Reporting Information [Line Items]
Revenues	$ 619.7	$ 545.9	$ 775.5